Report Of The Directors Financial Review Risk Report - Central scenario 2021–2025 (Details) - Consensus Central scenario ECL	12 Months Ended
Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	3.10%
Probability	75.00%
Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	4.20%
– UK
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.50%
Unemployment rate, 5-year average	4.30%
House price growth, 5-year average	3.50%
Short term interest rate, 5-year average	1.20%
Probability	60.00%
– UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.00%
Unemployment rate	4.50%
House price growth	5.50%
Short-term interest rate	1.00%
– UK | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.10%
Unemployment rate	4.30%
House price growth	3.30%
Short-term interest rate	1.30%
– UK | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	1.90%
Unemployment rate	4.20%
House price growth	3.30%
Short-term interest rate	1.20%
– US
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.50%
Unemployment rate, 5-year average	3.80%
House price growth, 5-year average	5.40%
Short term interest rate, 5-year average	1.30%
Probability	75.00%
– US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	4.00%
Unemployment rate	4.20%
House price growth	10.30%
Short-term interest rate	0.50%
– US | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.40%
Unemployment rate	3.80%
House price growth	5.40%
Short-term interest rate	1.10%
– US | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.10%
Unemployment rate	3.80%
House price growth	3.70%
Short-term interest rate	1.50%
– Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.70%
Unemployment rate, 5-year average	3.60%
House price growth, 5-year average	2.60%
Short term interest rate, 5-year average	1.40%
Probability	70.00%
– Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.10%
Unemployment rate	4.10%
House price growth	3.40%
Short-term interest rate	0.50%
– Hong Kong | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.90%
Unemployment rate	3.60%
House price growth	2.40%
Short-term interest rate	1.10%
– Hong Kong | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.60%
Unemployment rate	3.50%
House price growth	2.00%
Short-term interest rate	1.60%
Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	5.10%
Unemployment rate, 5-year average	3.80%
House price growth, 5-year average	3.50%
Short term interest rate, 5-year average	3.40%
Probability	80.00%
Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.30%
Unemployment rate	3.80%
House price growth	0.30%
Short-term interest rate	3.10%
Mainland China | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.40%
Unemployment rate	3.70%
House price growth	4.70%
Short-term interest rate	3.20%
Mainland China | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.10%
Unemployment rate	3.80%
House price growth	4.90%
Short-term interest rate	3.40%
Canada
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.50%
Unemployment rate, 5-year average	5.90%
House price growth, 5-year average	3.30%
Short term interest rate, 5-year average	1.90%
Probability	75.00%
Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	4.10%
Unemployment rate	6.30%
House price growth	6.40%
Short-term interest rate	1.10%
Canada | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.80%
Unemployment rate	5.90%
House price growth	2.80%
Short-term interest rate	2.00%
Canada | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.00%
Unemployment rate	5.80%
House price growth	2.10%
Short-term interest rate	2.20%
– France
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.10%
Unemployment rate, 5-year average	7.70%
House price growth, 5-year average	3.90%
Short term interest rate, 5-year average	(0.20%)
Probability	60.00%
– France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.90%
Unemployment rate	8.00%
House price growth	4.90%
Short-term interest rate	(0.50%)
– France | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.10%
Unemployment rate	7.70%
House price growth	4.60%
Short-term interest rate	(0.30%)
– France | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	1.60%
Unemployment rate	7.60%
House price growth	4.00%
Short-term interest rate	(0.10%)
UAE
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	3.20%
Unemployment rate, 5-year average	3.00%
House price growth, 5-year average	2.70%
Short term interest rate, 5-year average	2.00%
Probability	70.00%
UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	4.40%
Unemployment rate	3.10%
House price growth	4.90%
Short-term interest rate	1.10%
UAE | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.40%
Unemployment rate	3.00%
House price growth	0.00%
Short-term interest rate	1.70%
UAE | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.00%
Unemployment rate	2.90%
House price growth	2.10%
Short-term interest rate	2.20%
Mexico
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.30%
Unemployment rate, 5-year average	3.80%
House price growth, 5-year average	4.70%
Short term interest rate, 5-year average	7.90%
Probability	65.00%
Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.90%
Unemployment rate	4.00%
House price growth	5.80%
Short-term interest rate	7.20%
Mexico | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.30%
Unemployment rate	3.90%
House price growth	5.00%
Short-term interest rate	8.10%
Mexico | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.20%
Unemployment rate	3.80%
House price growth	4.40%
Short-term interest rate	8.00%